Financial Information of Parent Company Statements of Cash Flows (Details)		12 Months Ended
	Aug. 10, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Operating activities:
Net income (loss) of Acorn International, Inc.		$ 12,384,303	$ 3,438,370	$ (40,158,654)
Share-based compensation		25,000	658,000	71,333
Equity in losses of affiliates	$ 150,000	0	(868,121)	(226,779)
Changes in operating assets and liabilities:
Net cash used in operating activities		(5,778,396)	(7,871,916)	(11,456,592)
Investing activities:
Disbursement for loan to related party		3,628,415	0	0
Investment in an affiliate		0	(150,000)	0
Net cash provided by (used in) investing activities		7,895,640	28,691,570	10,032,905
Financing activities:
Repayment of long-term debt		0	0	(8,520,507)
Repurchase of ordinary shares		(4,694,950)	(1,530,895)	(375,000)
Net cash provided by (used in) financing activities		(4,694,950)	(1,530,895)	(8,895,507)
Net increase (decrease) in cash and cash equivalents		(4,485,897)	13,358,877	(22,539,525)
Cash and cash equivalents at the beginning of the year		25,505,731	12,146,854	34,686,379
Cash and cash equivalents at the end of the year		21,019,834	25,505,731	12,146,854
Parent Company [Member]
Operating activities:
Net income (loss) of Acorn International, Inc.		12,384,303	3,438,370	(40,158,654)
Share-based compensation		25,000	658,000	71,333
Exchange losses of convertible loan		(102,159)	213,330	0
Equity in losses of affiliates		0	150,000	0
Equity in losses (gains) of subsidiaries		16,164,012	6,261,411	(37,425,643)
Changes in operating assets and liabilities:
Other current assets		(387,993)	(1,019)	(24,389)
Other current liabilities		(94,938)	(213,579)	1,135,638
Net cash used in operating activities		(4,452,032)	(2,128,542)	(1,690,720)
Investing activities:
Disbursement for loan receivables		0	0	(1,870,547)
Disbursement for loan to related party		(2,450,000)	0
Investment in an affiliate		0	(150,000)	0
Investment in an subsidiary		0	(1,567,757)	0
Dividend received		0	5,400,000	6,506,710
Net cash provided by (used in) investing activities		(2,450,000)	3,682,243	4,636,163
Financing activities:
Repayment of long-term debt		0	0	(8,506,324)
Amounts due from subsidiaries		254,949	4,980,294	3,178,570
Amounts due to subsidiaries		7,140,367	(792,257)	(57,527)
Repurchase of ordinary shares		(4,694,950)	(1,530,895)	(375,000)
Net cash provided by (used in) financing activities		2,700,366	2,657,142	(5,760,281)
Net increase (decrease) in cash and cash equivalents		(4,201,666)	4,210,843	(2,814,838)
Cash and cash equivalents at the beginning of the year		6,324,046	2,113,203	4,928,041
Cash and cash equivalents at the end of the year		2,122,380	6,324,046	2,113,203
Parent Company [Member] | Convertible Debt [Member]
Operating activities:
Accrued interests on convertible loan		$ (112,233)	$ (112,233)	$ (140,291)